BUSINESS AND FUNDING	12 Months Ended
Oct. 31, 2014
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.         BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company” or “ITUS” means ITUS Corporation and its wholly-owned subsidiaries. The primary operations of the Company involve the development, acquisition, licensing, and enforcement of patented technologies that are either owned or controlled by the Company.  The Company currently owns or controls 8 patented technologies. Our primary source of our revenue comes from the monetization of our patented technologies, including the settlement of patent infringement lawsuits. In the fiscal years ended October 31, 2014 and 2013, the Company entered into 27 and 4, respectively, license and/or settlement agreements. All of our license and/or settlement agreements provided for one time, lump sum payments.

In August of 2014, the Company ended its relationship with Videocon Industries Limited (“Videocon”), terminating Videocon’s license to the Company’s patented Nano Field Emissions Display technology (the “Videocon Termination”).  See “Unwinding of Business Relationship and Interest with Videocon” below.

On December 29, 2014, the Company and AU Optronics Corporation (“AUO”) entered into a Settlement Agreement and a Patent Assignment Agreement pursuant to which the Company received an aggregate of $9,000,000 from AUO (the “AUO Settlement”).  The agreements were entered into to resolve a lawsuit filed by the Company against AUO in January of 2013, relating to joint development projects in connection with the Company’s ePaper® Electrophoretic Display, and Nano Field Emission Display (“nFED”) technologies.  As part of the AUO Settlement, the Company terminated AUO’s license to the Company’s patented Nano Field Emissions Display technology. A more detailed description of the AUO lawsuit and settlement can be found in Note 2 “Subsequent Event – AUO Lawsuit and Settlement” below.

As a result of the Videocon Termination and the AUO Settlement, the Company’s Nano Field Emissions Display technology is now unencumbered and ready for continued development.

In April of 2013, the Company, through its wholly owned subsidiary, ITUS Patent Acquisition Corporation (“IPAC”), acquired the exclusive rights to license and enforce a patent portfolio relating to vinyl windows with integrated J-Channels, commonly used in modular buildings, mobile homes, and conventional, new home construction.  Additionally, in April 2013 IPAC  acquired rights to license and enforce a patent portfolio relating to loyalty awards programs commonly provided by airlines, credit card companies, hotels, retailers, casinos, and others (“Loyalty Conversion Systems”). In November 2013, IPAC acquired two patent portfolios in the area of unified communications relating to (i) the multicast delivery of streaming data, media, and other content, within the confines of specialized virtual private networks, and (ii) the integration of telephonic participation in web-based audio/video conferences by creating a gateway between the internet and cellular or traditional landline telephones.  In June 2014, IPAC acquired the exclusive rights to license and enforce a patent portfolio covering enhanced presentation and cross selling technologies used by some of the world’s leading auction sites. We have obtained and will continue to obtain the rights to develop and license additional technologies from third parties, and when necessary, will assist such parties in the further development of their patent portfolios through the filing of additional patent applications.

The Company’s business model is to generate revenue from the development and licensing of patented technologies. In certain instances, the Company may seek to collect royalties from the unauthorized manufacture, sale, and use of patented products and services. We currently own or control 8 patented technologies including: (i) Encrypted Cellular Communication; (ii) Internet Telephonic Gateway; (iii) J-Channel Window Frame Construction; (iv) Key Based Web Conferencing Encryption; (v) Micro Electro Mechanical Systems Display; (vi) Nano Field Emission Display; (vii) VPN Multicast Communications; and (vii) Enhanced Auction Technologies.

On May 1, 2013, CTI’s wholly owned subsidiary, Secure Web Conference Corporation, initiated a patent infringement lawsuit in the United States District Court for the Eastern District of New York against Microsoft Corporation, with respect to encryption technology utilized by Microsoft’s SKYPE video conferencing service.  On July 8, 2013, Secure Web Conference Corporation initiated similar lawsuits in the United States District Court for the Eastern District of New York against Citrix Systems and Logitech International.

On August 7, 2013, CTI’s wholly owned subsidiary, J-Channel Industries Corporation, filed 8 separate patent infringement lawsuits in the United States District Court for the Eastern District of Tennessee, against Lowe’s Companies, Clayton Homes, Pella Corporation, Jeld-Wen, Atrium Windows and Doors, Ply Gem Industries, RGF Industries, Tafco Corporation, Kinro Manufacturing, and Elixir Industries, all in connection with our patented J-Channel Window Frame Construction technology.

On August 20, 2013, CTI’s wholly owned subsidiary, Loyalty Conversion System Corporation, filed 10 separate patent infringement lawsuits in the United States District Court for the Eastern District of Texas, against Alaska Airlines, American Airlines, Delta Airlines, Frontier Airlines, Hawaiian Airlines, JetBlue Airways, Southwest Airlines, Spirit Airlines, United Airlines, and U.S. Airways, all in connection with our Loyalty Conversion Systems patent portfolio.

On October 9, 2013, CTI’s wholly owned subsidiary, J-Channel Industries Corporation, filed 19 patent infringement lawsuits in the Federal District Court for the Eastern District of Tennessee, in connection with its patented J-Channel Window Frame Construction technology. Defendants in the lawsuits consist of retailers and window manufacturers, including: Home Depot U.S.A., Inc.; Anderson Corporation; American Builders & Contractors Supply Co., Inc. (ABC Supply); Comfort View Products, LLC; Croft, LLC; Moss Supply Company; Wincore Window Company LLC; Vinylmax, LLC; Simonton Building Products, Inc.; HWD Acquisition, Inc. (Hurd Windows); Magnolia Windows and Doors, LLC; MGM Industries, Inc., MI Windows and Doors LLC; PGT Industries, Inc.; Quaker Window Products Co.; Sun Windows, Inc.; Weather Shield Manufacturing, Inc.; West Window Corporation; Woodgrain Millwork, Inc.; and YKK-AP American Inc.

On May 6, 2014, the Company’s wholly owned subsidiary, Encrypted Cellular Communications Corporation, filed a patent infringement lawsuit against AT&T in connection with its patented Encrypted Cellular Communications technology. The lawsuit was filed in the United States District Court for the Northern District of Texas, Dallas Division.

On September 3, 2014, the United States District Court for the Eastern District of Texas invalidated two of our Loyalty Conversion Systems patents by ruling that they did not cover patentable subject matter, resulting in the dismissal of 7 of our Loyalty Conversion Systems’ lawsuits.  On October 18, 2014, the Company terminated its Loyalty Conversion Systems patent assertion campaign.

On September 8, 2014, the Company’s wholly owned subsidiary, Auction Acceleration Corporation, filed patent infringement lawsuits against Ebay, Vendio, and Auctiva, in connection with its Enhanced Auction Technologies patents. Vendio and Auctiva are part of Alibaba Group, one of the largest online and mobile commerce companies in the world. The patents cover presentation and cross selling technologies enabling auction sellers to cross-sell and upsell additional items to interested buyers, resulting in incremental sales, and higher yields per transaction. The lawsuits were filed in the United States District Court for the Northern District of California.

On September 18, 2014, the Company’s wholly owned subsidiary, Secure Web Conference Corporation, filed a patent infringement lawsuit in the U.S. District Court for the Eastern District of New York against Apple Inc., in connection with its patented Key Based Web Conferencing Encryption technology. The Company has already licensed the encryption patents to Logitech in connection with its LifeSize web conferencing service, and has a patent infringement lawsuit pending against Microsoft Corporation in connection with the SKYPE and Lync web conferencing services.

On October 2, 2014, the US District Court for the Eastern District of New York provided a claims construction ruling in Secure Web Conference Corporation’s Key Based Web Conferencing Encryption technology patent infringement lawsuit against Microsoft Corporation that was unfavorable to Secure Web Conference Corporation. Secure Web Conference Corporation is evaluating its options for appeal to the Federal Circuit, and in the interim, will suspend lawsuits against Apple and Citrix, as well as Encrypted Cellular Communications Corporation patent infringement lawsuit against AT&T, which also rely on the language construed by the Court. On January 22, 2015, the company filed a notice of appeal with respect to the New York District court's Claim Construction ruling.

On November 4, 2014, the Company’s wholly owned subsidiary, VPN Multicast Technologies, LLC, filed patent infringement lawsuits against AT&T, and Dimension Data LLC, in connection with its patented VPN Multicast Communications technology. The lawsuits were filed in the U.S. District Court for the Eastern District of Texas. The complaints allege infringement of United States Patent Number 8,477,778 entitled “Applying Multicast Protocols and VPN Tunneling Techniques to Achieve High Quality of Service for Real Time Media Transport Across IP Networks.”

            The Company has engaged in and may continue to engage in patent infringement lawsuits in the ordinary course of its business operations.  All litigation involves a significant degree of uncertainty, and we give no assurances as to the outcome or duration of any lawsuit.

On September 2, 2014, the Company changed its name from CopyTele, Inc. to ITUS Corporation.  The name change was approved by the Company’s Board of Directors on May 28, 2014 and was subsequently approved by the Company’s stockholders at the Annual Meeting of Stockholders on August 8, 2014.

Unwinding of Business Relationship and Interests with Videocon

On August 29, 2014, the Company and CopyTele International Ltd., a wholly-owned subsidiary of the Company (the “Subsidiary”), terminated their business relationship (the “Business Relationship”) with Videocon Industries Limited (“Videocon”) and Mars Overseas Limited, an affiliate of Videocon (“Mars” and together with the Company, the Subsidiary and Videocon, the “Parties”).  The Business Relationship began in November 2007 and related to a proposed joint development effort between the Company and Videocon to develop a certain Nano Field Emission Display technology (the “Technology”). In connection with the proposed joint venture, (i) the Company granted a non-transferable, worldwide license to Videocon for the Technology (the “License”), (ii) the Subsidiary made a $5 million dollar loan to Mars (the “Subsidiary Loan”), (iii) Mars made an identical $5 million dollar loan to the Subsidiary (the “Mars Loan” and together with the Subsidiary Loan, the “Loans”), (iv) the Company sold to Mars 20 million shares of the Company’s common stock (the “Shares”) and (v) Global EPC Ventures Limited sold to the Company 1,495,845 global depository receipts of Videocon (the “GDRs”). The Shares and GDRs were subsequently used to secure the Loans.

Because Videocon was unable to continue with its joint development responsibilities, the Technology was not jointly developed by the Parties. Accordingly, the Company and Videocon agreed to terminate the Business Relationship. In order to terminate the Business Relationship, the Parties entered into several agreements whereby: (i) the License was terminated, (ii) both of the Loans were canceled and (iii) the Shares and GDRs were exchanged for each other (collectively, the “Termination Transactions”). The result of these Termination Transactions was to undo the initial transactions between the Parties that set forth the Business Relationship. Aside from this business relationship there is no other material relationship between the Parties.  In accounting for the unwinding of this business relationship, the Company offset the two loans and then recorded its repurchased shares of common stock at the then current fair value of the GDRs and then retired and cancelled those shares.

Funding

During the second quarter of fiscal 2013, the entire principal amount of the Convertible Debentures due September 12, 2016, issued in September 2012, of $750,000 was converted into 8,152,170 shares of common stock.  For further details of this transaction see Note 6, “Convertible Debentures” herein.

In January 2013, we received aggregate gross proceeds of $1,765,000 from the issuance of Convertible Debentures due January 25, 2015, in a private placement.  During the third quarter of fiscal 2013, $325,000 of the principal amount of these debentures were converted into 2,166,775 shares of our common stock.  During the second quarter of fiscal 2014, $1,240,000 of the principal amount of these debentures were converted into 8,267,080 of shares of our common stock, and the remaining $200,000 of convertible debt was repaid in cash. For further details of this transaction see Note 6 “Convertible Debentures” herein.

On April 23, 2013, we entered into a common stock purchase agreement (the “Stock Purchase Agreement”) with Aspire Capital Fund LLC (“Aspire Capital”), which provides that Aspire Capital is committed to purchase up to an aggregate of $10 million of shares of our common stock over the two-year term of the agreement.  In consideration for entering into the Stock Purchase Agreement, concurrently with the execution of the agreement, we issued to Aspire Capital 3,500,000 shares of our common stock with a fair value of $700,000 as a commitment fee.  Upon execution of the Stock Purchase Agreement, Aspire Capital purchased 2,500,000 shares for $500,000.  In order to sell any additional shares under the Stock Purchase Agreement, we were required to have a registration statement covering the shares issued to Aspire Capital declared effective by the Securities and Exchange Commission (the “SEC”).  Such registration statement was declared effective by the SEC in June 2013. During the third and fourth quarters of fiscal year 2013 we sold an additional 2,880,000 shares of our common stock to Aspire Capital for approximately $592,000. The number of shares covered by, and the timing of, each purchase notice are determined by us, at our sole discretion.  The Company cannot execute any sales under the Stock Purchase Agreement when the closing price of our common stock is less than $0.15 per share.  Aspire Capital has no right to require any sales from us, but is obligated to make purchases as directed in accordance with the Stock Purchase Agreement.  The Stock Purchase Agreement may be terminated by us at any time, at our discretion, without any cost or penalty.  We incurred expenses of approximately $42,000 in connection with the execution of the Stock Purchase Agreement in addition to the 3,500,000 shares of our common stock we issued as a commitment fee.

In November 2013, the Company completed a private placement with a single institutional investor, pursuant to which the Company issued a $3,500,000 principal amount 6% convertible debenture due November 11, 2016. On September 9, 2014, the Company and the holder of the Convertible Debenture agreed to a transaction resulting in the conversion of the principal and accrued interest of the Convertible Debenture into 18,498,943 shares of the Company’s common stock, and the concurrent conversion of 15,978,943 of such shares of common stock into 3,500 shares of Series A Convertible Preferred Stock. For further details of this transaction see Note 6 “Convertible Debentures” herein.

In July 2014, the Company completed the sale of 16,000,000 shares of its common stock at the offering price of $0.25 per share. The net proceeds from this sale totaled approximately $3,673,000.  See Note 6, “Sale of Common Stock” for additional information regarding this transaction.

         During the year ended October 31, 2014, cash used in operating activities was approximately $2,379,000.  Cash used in investing activities was approximately $2,507,000, which principally resulted from the purchase of certificates of deposit totaling $5,200,000 which was partially offset by the proceeds on maturity of certificates of deposit totaling $2,700,000.  Our cash provided by financing activities was approximately $7,349,000, which resulted from the net proceeds from the sale of 16,000,000 shares of the Company’s common stock for approximately $3,673,000, the sale of convertible debentures in a private placement for $3,500,000, the proceeds from exercise of warrants to purchase common stock of approximately $300,000, and the proceeds from exercise of stock options of approximately $76,000 offset by the payment to redeem convertible debentures of $200,000.   As a result, our cash, cash equivalents, and short-term investments at October 31, 2014 increased approximately $4,963,000 to approximately $5,861,000 from approximately $898,000 at the end of fiscal year 2013.

Based on currently available information as of January 29, 2015, we believe that our existing cash, cash equivalents, short-term investments, accounts receivable and expected cash flows from patent licensing and enforcement, and other potential sources of cash flows will be sufficient to enable us to continue our business activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results. If current cash on hand, cash equivalents, short term investments, accounts receivable and cash that may be generated from our business operations are insufficient to satisfy our liquidity requirements, we may seek to sell equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our stockholders. We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.